Pension and Non-pension Post-employment Benefit Plans - Plans Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (97.8)	$ (86.0)
Current other post-employment benefit obligations	(0.9)	0.0
Non-current net pension assets (note 10)	62.9	71.8
Excess (deficiency) of plan assets over accrued benefit obligations	(35.8)	(14.2)
Pension Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(23.2)	(20.2)
Current other post-employment benefit obligations	0.0	0.0
Non-current net pension assets (note 10)	62.9	71.8
Excess (deficiency) of plan assets over accrued benefit obligations	39.7	51.6
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(74.6)	(65.8)
Current other post-employment benefit obligations	(0.9)	0.0
Non-current net pension assets (note 10)	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	(75.5)	$ (65.8)
Accrued and other current liabilities
Disclosure of defined benefit plans [line items]
Current other post-employment benefit obligations	$ 0.9